Submission	Oct. 29, 2025
Submission [Line Items]
Central Index Key	0001589390
Registrant Name	North Square Evanston Multi-Alpha Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A